Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Unproved Oil and Natural Gas Properties
Property, plant, and equipment associated with unproven oil and natural gas properties	$ 500				$ 8,700	$ 7,400
Cost of unproved oil and natural gas properties					700	1,400
Transfer from unproved properties to proved properties	200				700
Amortization of unproved leasehold costs	$ 4	$ 7		$ 23	18	36
Impairment Assessment / Ceiling Test Charges
Ceiling test charges				1	20	46
Unproved property costs					$ 700
Asset Retirement Obligations
Projected inflation rate (as a percent)	2.50%				2.50%
Changes in net asset retirement liability
Net asset retirement liability at January 1	$ 42	30			$ 30	24
Liabilities incurred	1				10	6
Liabilities settled	(1)				(2)	(2)
Accretion expense	1				3	2
Changes in estimate					2	1
Property sales						(1)
Other					(1)
Net asset retirement liability at end of period	43			24	42	30
Capitalized Interest
Capitalized interest	$ 4	$ 5		$ 12	$ 21	$ 19
Maximum
Asset Retirement Obligations
Credit-adjusted risk-free rate (as a percent)	9.00%				9.00%
Minimum
Asset Retirement Obligations
Credit-adjusted risk-free rate (as a percent)	7.00%				7.00%
Wolfcamp
Impairment Assessment / Ceiling Test Charges
Unproved property costs					$ 400
Altamont
Unproved Oil and Natural Gas Properties
Property, plant, and equipment associated with unproven oil and natural gas properties	$ 100
Impairment Assessment / Ceiling Test Charges
Unproved property costs					200
Eagle Ford
Impairment Assessment / Ceiling Test Charges
Unproved property costs					$ 100
Predecessor
Impairment Assessment / Ceiling Test Charges
Ceiling test charges			$ 62
Capitalized Interest
Capitalized interest			4
Predecessor | Egypt
Impairment Assessment / Ceiling Test Charges
Non-cash charge related to equipment			$ 2